Leases - Schedule of Operating Leases Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases, Operating [Abstract]
Operating lease right-of-use assets, net	$ 606	$ 1,280
Lease liabilities, current	544	748
Lease liabilities, non-current	21	504
Total operating lease liabilities	565	1,252
Lease cost
Amortization of right-of-use assets	775	754	$ 619
Interest of operating lease liabilities	41	40
Total Lease cost	$ 816	$ 794
Weighted-average remaining lease term	6 months 10 days	1 year 1 month 9 days
Weighted-average discount rate	4.24%	4.30%